3. Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

At March 31, 2019 and December 31, 2018, property and equipment consisted of the following:

	March 31, 2019	December 31, 2018
Warehouse	$3,789,773	$3,765,481
Land	731,515	731,515
Building Improvement	197,056	32,745
Construction in progress	29,050	31,676
Furniture and fixture	28,811	16,677
Equipment	113,547	5,057
Total cost	4,889,752	4,609,671
Less accumulated depreciation	(153,041)	(31,536)
Property and equipment, net	$4,736,711	$4,578,135

Depreciation expense for the three months ended March 31, 2019 and 2018 amounted to $32,925 and $545, respectively.

Note 3 – Property and Equipment

At December 31, 2018 and 2017, property and equipment consisted of the following:

	December 31, 2018	December 31, 2017
Warehouse	$3,789,773	$–
Land	731,515	–
Building Improvement	34,000	–
Construction in progress	31,677	–
Furniture and fixtures	16,677	8,850
Equipment	6,029	1,029
Total cost	4,609,671	9,879
Less accumulated depreciation	(31,536)	(3,543)
Property and equipment, net	$4,578,135	$6,336

Depreciation expense for the years ended December 31, 2018 and 2017 amounted to $27,993 and $2,182, respectively.